COMPENSATION EXPENSE - Disclosure of compensation expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Wages, salaries and benefits	$ 97,929	$ 79,935
Post-employment benefits	921	893
Share-based compensation expense	6,326	4,152
Compensation expense	$ 105,176	$ 84,980